Schedule of Investments

January 31, 2021 (Unaudited)

Schedule of Investments

LSV Global Value Fund

	Shares	Value (000)
U.S. Common Stock (56%)
Aerospace & Defense (1.5%)
General Dynamics	240	$35
Huntington Ingalls Industries	160	25
Spirit AeroSystems Holdings, Cl A	400	14
Textron	700	32

		106

Agricultural Products (0.2%)
Ingredion	200	15

Air Freight & Logistics (0.3%)
FedEx	100	24

Aircraft (1.0%)
Delta Air Lines	500	19
JetBlue Airways*	900	13
Lockheed Martin	60	19
United Airlines Holdings*	500	20

		71

Apparel Retail (0.5%)
Foot Locker	900	39

Application Software (0.4%)
CDK Global	600	30

Asset Management & Custody Banks (1.3%)
Ameriprise Financial	300	59
State Street	500	35

		94

Automotive (2.0%)
Ford Motor	4,300	45
General Motors	1,200	61
Goodyear Tire & Rubber	1,200	13
Lear	160	24

		143

Automotive Retail (0.4%)
Group 1 Automotive	200	28

Banks (2.9%)
Bank of America	1,200	36
CIT Group	500	18
Citizens Financial Group	1,100	40
PNC Financial Services Group	300	43
Regions Financial	1,400	24
Wells Fargo	500	15
Zions Bancorp	600	26

		202

LSV Global Value Fund

	Shares	Value (000)
Biotechnology (3.0%)
Alexion Pharmaceuticals*	400	$62
Amgen	200	48
Biogen*	170	48
Gilead Sciences	300	20
Regeneron Pharmaceuticals*	70	35

		213

Broadcasting (2.1%)
Fox	1,300	41
Gray Television*	1,518	26
Nexstar Media Group, Cl A	400	45
ViacomCBS, Cl B	700	34

		146

Chemicals (1.7%)
Celanese, Cl A	250	30
Eastman Chemical	300	30
Huntsman	1,200	31
LyondellBasell Industries, Cl A	300	26

		117

Commodity Chemicals (0.1%)
Kronos Worldwide	500	7

Computer & Electronics Retail (0.5%)
Best Buy	300	33

Computers & Services (5.7%)
DXC Technology	1,200	34
eBay	1,400	79
Hewlett Packard Enterprise	3,900	48
HP	2,000	49
NetApp	400	27
Oracle	1,400	85
Seagate Technology	800	53
Xerox Holdings	1,400	29

		404

Data Processing & Outsourced Services (0.3%)
Sykes Enterprises*	500	19

Drug Retail (0.7%)
Walgreens Boots Alliance	1,000	50

Electric Utilities (0.6%)
NRG Energy	1,100	46

Financial Services (2.0%)
Ally Financial	1,100	42
Capital One Financial	300	31
Citigroup	600	35

Schedule of Investments

January 31, 2021 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Financial Services (continued)
Discover Financial Services	400	$33

		141

Food, Beverage & Tobacco (1.4%)
JM Smucker	400	47
Molson Coors Beverage, Cl B	1,000	50

		97

General Merchandise Stores (0.9%)
Target	360	65

Health Care Distributors (1.1%)
Cardinal Health	500	27
McKesson	300	52

		79

Health Care Facilities (0.5%)
HCA Holdings	200	32

Health Care Services (1.4%)
CVS Health	500	36
DaVita*	360	42
Quest Diagnostics	140	18

		96

Hotel & Resort REIT’s (0.1%)
Service Properties Trust	500	5

Hotels & Lodging (0.4%)
Wyndham Destinations	600	27

Household Products, Furniture & Fixtures (0.8%)
Whirlpool	300	56

Insurance (3.0%)
Aflac	600	27
Allstate	300	32
American Financial Group	400	38
Assured Guaranty	1,100	39
Hartford Financial Services Group	400	19
Lincoln National	400	18
MGIC Investment	1,700	20
Prudential Financial	240	19

		212

Investment Banking & Brokerage (0.5%)
Morgan Stanley	500	34

IT Consulting & Other Services (1.1%)
Amdocs	585	41

LSV Global Value Fund

	Shares	Value (000)
IT Consulting & Other Services (continued)
International Business Machines	300	$36

		77

Machinery (1.9%)
Cummins	290	68
Meritor*	1,100	28
Oshkosh	400	37

		133

Managed Health Care (0.7%)
Anthem	170	50

Media & Entertainment (0.9%)
Comcast, Cl A	600	30
TEGNA	2,100	33

		63

Metal & Glass Containers (0.6%)
Berry Global Group*	860	42

Motorcycle Manufacturers (0.3%)
Harley-Davidson	600	24

Paper & Paper Products (0.1%)
Domtar	200	6

Paper Packaging (0.2%)
Westrock	400	17

Petroleum & Fuel Products (0.8%)
Phillips 66	300	20
Valero Energy	600	34

		54

Pharmaceuticals (3.8%)
AbbVie	400	41
Bristol-Myers Squibb	1,000	61
Jazz Pharmaceuticals*	290	45
Lannett*	500	4
Merck	1,100	85
Pfizer	800	29
Viatris, Cl W*	210	4

		269

Reinsurance (0.3%)
Everest Re Group	100	21

Retail (1.4%)
Dillard’s, Cl A	90	8
Kohl’s	500	22
Kroger	1,800	62
Macy’s	400	6

		98

Schedule of Investments

January 31, 2021 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Semi-Conductors/Instruments (3.7%)
Applied Materials	900	$88
Cirrus Logic*	400	37
Intel	1,300	72
KLA	100	28
Lam Research	70	34

		259

Technology Distributors (0.6%)
Arrow Electronics*	300	29
Avnet	300	11

		40

Technology Hardware Storage & Peripherals (0.0%)
Dell Technologies, Cl C*	35	3

Telephones & Telecommunications (2.0%)
AT&T	1,700	48
Cisco Systems	800	36
Juniper Networks	1,300	32
Verizon Communications	500	27

		143

Thrifts & Mortgage Finance (0.3%)
Radian Group	1,100	21

TOTAL U.S. COMMON STOCK (Cost $3,418)		3,951

Foreign Common Stock (40.2%)
Australia (1.8%)
Australian Pharmaceutical Industries	21,000	20
BlueScope Steel	1,900	24
Fortescue Metals Group	3,300	54
OMV	700	30

		128

Belgium (0.3%)
Solvay	170	19

Canada (1.8%)
Air Canada, Cl B*	1,200	19
Canadian Imperial Bank of Commerce	130	11
iA Financial	1,000	45
Magna International	700	49

		124

LSV Global Value Fund

	Shares	Value (000)
Chile (0.6%)
Enel Americas	276,886	$42

China (1.6%)
China CITIC Bank, Cl H	24,000	11
China Resources Power Holdings	31,000	33
Great Wall Motor, Cl H	14,000	43
Shanghai Pharmaceuticals Holding, Cl H	4,000	7
Sinotrans, Cl H	49,000	17

		111

France (2.8%)
AXA	800	18
BNP Paribas	300	14
Metropole Television	2,300	40
Natixis	4,100	15
Rothschild	800	27
Sanofi	600	57
Total	600	25

		196

Germany (2.2%)
Allianz	60	14
Daimler	300	21
Deutsche Post	1,100	54
Muenchener Rueckversicherungs	50	13
Rheinmetall	300	32
Volkswagen	100	21

		155

Hong Kong (2.3%)
Asia Cement China Holdings	20,500	18
China Petroleum & Chemical, Cl H	38,000	18
China Water Affairs Group	14,000	11
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	8,000	20
Nine Dragons Paper Holdings	17,000	26
PAX Global Technology	44,000	43
Skyworth Group	16,283	5
SmarTone Telecommunications Holdings	5,500	3
WH Group	23,000	19

		163

Schedule of Investments

January 31, 2021 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Hungary (0.2%)
MOL Hungarian Oil & Gas	2,400	$18

Indonesia (0.1%)
Bank Negara Indonesia Persero	27,700	11

Israel (0.1%)
Teva Pharmaceutical Industries*	900	11

Italy (0.8%)
A2A	22,200	36
Enel	516	5
Mediobanca Banca di Credito Finanziario*	1,600	14

		55

Japan (7.3%)
DTS	1,600	34
Isuzu Motors	3,500	33
ITOCHU	1,300	37
Kandenko	4,000	34
KDDI	1,700	50
Konoike Transport	800	8
Lintec	500	11
Nippon Telegraph & Telephone	1,800	45
Nisshin Oillio Group	1,100	32
Nitto Kogyo	1,200	23
Nomura Holdings	9,800	53
ORIX	2,700	43
Resona Holdings	3,100	11
SKY Perfect JSAT Holdings	4,000	18
Sumitomo	2,200	29
Teijin	1,900	35
Tsubakimoto Chain	400	10
Valor	500	12

		518

Netherlands (1.2%)
Aegon	3,100	13
Royal Dutch Shell, Cl B	1,300	23
Signify	1,000	47

		83

Norway (0.5%)
DNB*	1,800	35

LSV Global Value Fund

	Shares	Value (000)
Russia (0.9%)
Gazprom PJSC ADR	6,500	$37
LUKOIL PJSC ADR	370	26

		63

South Africa (0.1%)
Absa Group	800	6

South Korea (3.1%)
Huons	874	43
Kginicis	1,600	26
LG Uplus	2,500	27
Samsung Electronics	1,350	98
SK Telecom	100	22

		216

Spain (0.6%)
Enagas	1,400	31
Mapfre	7,500	14

		45

Sweden (2.3%)
Bilia, Cl A	2,700	34
Inwido	1,500	20
Nordea Bank Abp	900	7
SKF, Cl B	1,100	30
Swedish Orphan Biovitrum*	1,900	36
Volvo, Cl B	1,400	35

		162

Switzerland (2.2%)
Credit Suisse Group	900	12
Novartis	500	45
Roche Holding AG	150	52
Swiss Life Holding	60	27
UBS Group	1,300	19

		155

Taiwan (1.9%)
Chipbond Technology	16,000	39
Compeq Manufacturing	20,000	30
Mitac Holdings	26,654	28
Tripod Technology	8,000	37

		134

Thailand (0.2%)
Krung Thai Bank	21,700	8

Schedule of Investments

January 31, 2021 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Thailand (continued)
Pruksa Holding	24,700	$10

		18

Turkey (0.8%)
Coca-Cola Icecek	4,200	42
Eregli Demir ve Celik Fabrikalari	6,500	13

		55

United Kingdom (4.5%)
3i Group	1,700	26
Anglo American	1,500	48
BAE Systems	4,500	28
Barclays	15,300	28
Bellway	400	15
Berkeley Group Holdings	400	23
British American Tobacco	900	33
J Sainsbury	6,000	20
Lloyds Banking Group	43,500	20
Smurfit Kappa Group	700	34
Tesco	13,400	44

		319

TOTAL FOREIGN COMMON STOCK (Cost $2,705)		2,842

	Face Amount (000)
Repurchase Agreement (1.9%)
South Street Securities 0.020%, dated 01/29/21, to be repurchased on 02/01/21, repurchase price $133 (collateralized by various U.S. Treasury obligations, ranging in par value $18 - $95, 0.125% - 0.375%, 04/15/21 - 01/15/27; total market value $135)	$133	133

TOTAL REPURCHASE AGREEMENT (Cost $133)		133

Total Investments – 98.1% (Cost $6,256)		$6,926

Percentages are based on Net Assets of $7,061 (000).

*   Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

The following is a list of the level of inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock United States	$3,951	$–	$–	$3,951

Total Common Stock	3,951	–	–	3,951

Foreign Common Stock
Australia	–	128	–	128
Belgium	–	19	–	19
Canada	124	–	–	124
Chile	42	–	–	42
China	–	111	–	111
France	–	196	–	196
Germany	–	155	–	155
Hong Kong	–	163	–	163
Hungary	–	18	–	18
Indonesia	–	11	–	11
Israel	–	11	–	11
Italy	–	55	–	55
Japan	–	518	–	518
Netherlands	–	83	–	83
Norway	–	35	–	35
Russia	26	37	–	63
South Africa	–	6	–	6
South Korea	–	216	–	216
Spain	–	45	–	45
Sweden	–	162	–	162
Switzerland	–	155	–	155
Taiwan	–	134	–	134
Thailand	–	18	–	18
Turkey	–	55	–	55
United Kingdom	34	285	–	319

Total Foreign Common Stock	226	2,616	–	2,842

Total Repurchase Agreement	–	133	–	133

Total Investments in Securities	$4,177	$2,749	$–	$6,926

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-006-1400